Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	96,895	$ 165,955	$ 265,377	$ 276,776
Marketable securities	86,500	85,700
Other financial assets	$ 54,728	$ 0